Income Taxes (Details) - Schedule of net deferred tax assets	Dec. 31, 2020 USD ($)
Deferred tax asset:
Start-up/organization costs	$ 44,871
Net operating loss carryforwards	22,355
Total deferred tax assets	67,226
Valuation allowance	(67,226)
Deferred tax asset, net of allowance	$ 0